Selected Funds

Selected American Shares
Selected International Fund

September 30, 2019

Selecting Quality Companies for the Long Term™

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	September 30, 2019 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (95.79%)
COMMUNICATION SERVICES – (14.24%)
Media & Entertainment – (14.04%)
Alphabet Inc., Class A *	48,494	$59,217,963
Alphabet Inc., Class C *	84,000	102,396,000
ASAC II L.P. *(a)(b)	1,174,606	1,217,126
Facebook, Inc., Class A *	429,458	76,477,881
Liberty Global plc, Series C *	497,120	11,826,485
Liberty Latin America Ltd., Class C *	124,489	2,128,139
Liberty TripAdvisor Holdings, Inc., Series A *	54,263	510,615
		253,774,209
Telecommunication Services – (0.20%)
GCI Liberty, Inc., Class A *	58,656	3,640,778
	Total Communication Services	257,414,987
CONSUMER DISCRETIONARY – (15.92%)
Automobiles & Components – (0.81%)
Adient plc *	635,395	14,588,669
Consumer Durables & Apparel – (0.38%)
Hunter Douglas N.V. (Netherlands)	105,750	6,869,630
Consumer Services – (4.07%)
New Oriental Education & Technology Group, Inc., ADR (China)*	664,690	73,621,064
Retailing – (10.66%)
Alibaba Group Holding Ltd., ADR (China)*	302,737	50,626,708
Amazon.com, Inc. *	54,716	94,982,052
Booking Holdings Inc. *	7,907	15,518,357
Expedia Group, Inc.	14,360	1,930,128
Naspers Ltd. - N (South Africa)	122,400	18,548,308
Prosus N.V., Class N (Netherlands)*	122,400	8,985,158
Qurate Retail, Inc., Series A *	191,545	1,975,787
		192,566,498
	Total Consumer Discretionary	287,645,861
ENERGY – (4.55%)
Apache Corp.	1,980,967	50,712,755
Encana Corp. (Canada)	2,934,503	13,498,714
Magnolia Oil & Gas Corp., Class A *	1,617,443	17,953,617
	Total Energy	82,165,086
FINANCIALS – (38.43%)
Banks – (14.74%)
Danske Bank A/S (Denmark)	1,054,000	14,676,095
DBS Group Holdings Ltd. (Singapore)	1,410,600	25,514,597
JPMorgan Chase & Co.	718,386	84,546,848
U.S. Bancorp	578,290	32,002,569
Wells Fargo & Co.	2,172,230	109,567,281
		266,307,390
Diversified Financials – (19.15%)
Capital Markets – (3.89%)
Bank of New York Mellon Corp.	1,553,465	70,232,153
Consumer Finance – (9.17%)
American Express Co.	585,958	69,307,112

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Consumer Finance – (Continued)
Capital One Financial Corp.	1,060,155	$96,452,902
		165,760,014
Diversified Financial Services – (6.09%)
Berkshire Hathaway Inc., Class A *	353	110,076,696
		346,068,863
Insurance – (4.54%)
Life & Health Insurance – (1.92%)
AIA Group Ltd. (Hong Kong)	3,680,280	34,771,009
Property & Casualty Insurance – (2.62%)
Chubb Ltd.	168,671	27,230,246
Loews Corp.	224,704	11,567,762
Markel Corp. *	7,258	8,578,230
		47,376,238
		82,147,247
	Total Financials	694,523,500
HEALTH CARE – (3.43%)
Health Care Equipment & Services – (3.43%)
CVS Health Corp.	335,643	21,169,004
Quest Diagnostics Inc.	381,110	40,790,203
	Total Health Care	61,959,207
INDUSTRIALS – (7.09%)
Capital Goods – (7.09%)
Ferguson PLC (United Kingdom)	444,916	32,516,429
Orascom Construction PLC (United Arab Emirates)	524,614	3,200,146
United Technologies Corp.	677,440	92,484,109
	Total Industrials	128,200,684
INFORMATION TECHNOLOGY – (12.13%)
Semiconductors & Semiconductor Equipment – (9.83%)
Applied Materials, Inc.	1,783,280	88,985,672
Intel Corp.	638,000	32,876,140
Texas Instruments Inc.	431,493	55,766,155
		177,627,967
Software & Services – (2.30%)
Microsoft Corp.	205,900	28,626,277
Oracle Corp.	234,115	12,883,349
		41,509,626
	Total Information Technology	219,137,593
TOTAL COMMON STOCK – (Identified cost $1,109,906,589)		1,731,046,918

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2019 (Unaudited)

		Shares/Principal	Value
PREFERRED STOCK – (3.82%)
INDUSTRIALS – (3.82%)
Transportation – (3.82%)
	Didi Chuxing Joint Co., Series A (China)*(a)(b)	1,161,716	$59,168,635
	Didi Chuxing Joint Co., Series B (China)*(a)(b)	195,204	9,942,150
		Total Industrials	69,110,785
	TOTAL PREFERRED STOCK – (Identified cost $42,180,623)		69,110,785
SHORT-TERM INVESTMENTS – (0.79%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.55%, 10/01/19, dated 09/30/19, repurchase value of $6,375,452 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 10/29/19-11/01/38, total market value $6,502,500)	$6,375,000	6,375,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.38%, 10/01/19, dated 09/30/19, repurchase value of $1,494,099 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.50%, 10/01/48-04/20/49, total market value $1,523,880)	1,494,000	1,494,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.45%, 10/01/19, dated 09/30/19, repurchase value of $6,375,434 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-5.00%, 10/01/42-10/01/49, total market value $6,502,500)	6,375,000	6,375,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $14,244,000)		14,244,000
	Total Investments – (100.40%) – (Identified cost $1,166,331,212)		1,814,401,703
	Liabilities Less Other Assets – (0.40%)		(7,258,729)
	Net Assets – (100.00%)		$1,807,142,974

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $70,327,911 or 3.89% of the Fund's net assets as of September 30, 2019.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 7 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	September 30, 2019 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (86.73%)
COMMUNICATION SERVICES – (2.39%)
Media & Entertainment – (2.39%)
58.com Inc., Class A, ADR (China)*	1,566	$77,220
Baidu, Inc., Class A, ADR (China)*	2,627	269,951
Fang Holdings Ltd., Class A, ADR (China)*	40,702	90,358
iQIYI, Inc., Class A, ADR (China)*	66,140	1,066,838
	Total Communication Services	1,504,367
CONSUMER DISCRETIONARY – (33.38%)
Consumer Durables & Apparel – (1.23%)
Hunter Douglas N.V. (Netherlands)	11,944	775,895
Consumer Services – (9.72%)
New Oriental Education & Technology Group, Inc., ADR (China)*	53,966	5,977,274
Tarena International, Inc., Class A, ADR (China)*	133,470	132,135
		6,109,409
Retailing – (22.43%)
Alibaba Group Holding Ltd., ADR (China)*	26,810	4,483,436
JD.com, Inc., Class A, ADR (China)*	112,355	3,169,535
Meituan Dianping, Class B (China)*	167,387	1,710,668
Naspers Ltd. - N (South Africa)	21,014	3,184,429
Prosus N.V., Class N (Netherlands)*	21,014	1,542,599
		14,090,667
	Total Consumer Discretionary	20,975,971
ENERGY – (3.76%)
Encana Corp. (Canada)	281,785	1,296,211
Seven Generations Energy Ltd., Class A (Canada)*	167,560	1,064,917
	Total Energy	2,361,128
FINANCIALS – (21.41%)
Banks – (11.43%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	60,570	1,795,295
Danske Bank A/S (Denmark)	58,340	812,337
DBS Group Holdings Ltd. (Singapore)	140,770	2,546,214
DNB ASA (Norway)	95,600	1,683,940
Metro Bank PLC (United Kingdom)*	138,430	340,413
		7,178,199
Diversified Financials – (3.51%)
Capital Markets – (2.92%)
Julius Baer Group Ltd. (Switzerland)	21,980	973,855
Noah Holdings Ltd., ADS (China)*	29,384	858,013
		1,831,868
Consumer Finance – (0.59%)
Yiren Digital Ltd., ADR (China)*	53,220	373,604
		2,205,472
Insurance – (6.47%)
Life & Health Insurance – (1.92%)
AIA Group Ltd. (Hong Kong)	127,540	1,204,988
Multi-line Insurance – (4.55%)
Sul America S.A. (Brazil)	249,137	2,860,763
		4,065,751
	Total Financials	13,449,422

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	September 30, 2019 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (20.82%)
Capital Goods – (12.98%)
Brenntag AG (Germany)	12,244	$592,534
Ferguson PLC (United Kingdom)	46,842	3,423,420
Safran S.A. (France)	10,701	1,684,801
Schneider Electric SE (France)	27,974	2,454,467
		8,155,222
Commercial & Professional Services – (1.47%)
China Index Holdings Ltd., ADR (China)*	237,202	925,088
Transportation – (6.37%)
Azul S.A., ADR (Brazil)*	15,000	537,300
InterGlobe Aviation Ltd. (India)	130,267	3,461,315
		3,998,615
	Total Industrials	13,078,925
INFORMATION TECHNOLOGY – (4.97%)
Technology Hardware & Equipment – (4.97%)
Hollysys Automation Technologies Ltd. (China)	205,510	3,121,697
	Total Information Technology	3,121,697
TOTAL COMMON STOCK – (Identified cost $51,481,273)		54,491,510
PREFERRED STOCK – (10.74%)
INDUSTRIALS – (10.74%)
Transportation – (10.74%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	106,435	5,420,958
Grab Holdings Inc., Series G (Singapore)*(a)(b)	214,779	1,323,662
	Total Industrials	6,744,620
TOTAL PREFERRED STOCK – (Identified cost $4,143,934)		6,744,620
SHORT-TERM INVESTMENTS – (2.55%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.55%, 10/01/19, dated 09/30/19, repurchase value of $718,051 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 10/29/19-11/01/38, total market value $732,360)	$718,000	718,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.38%, 10/01/19, dated 09/30/19, repurchase value of $169,011 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.50%, 10/01/48-02/15/52, total market value $172,380)	169,000	169,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.45%, 10/01/19, dated 09/30/19, repurchase value of $718,049 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-3.50%, 02/01/43-10/01/49, total market value $732,360)	718,000	718,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,605,000)		1,605,000

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	September 30, 2019 (Unaudited)

	Total Investments – (100.02%) – (Identified cost $57,230,207)	$62,841,130
	Liabilities Less Other Assets – (0.02%)	(13,679)
	Net Assets – (100.00%)	$62,827,451

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $6,744,620 or 10.74% of the Fund's net assets as of September 30, 2019.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 7 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
September 30, 2019 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2019 (Unaudited)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of September 30, 2019 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Selected	Selected
	American Shares	International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$256,197,861	$1,504,367
Consumer Discretionary	287,645,861	20,975,971
Energy	82,165,086	2,361,128
Financials	694,523,500	13,449,422
Health Care	61,959,207	–
Industrials	128,200,684	13,078,925
Information Technology	219,137,593	3,121,697
Materials	–	–
Total Level 1	1,729,829,792	54,491,510
Level 2 – Other Significant Observable Inputs:
Short-term securities	14,244,000	1,605,000
Total Level 2	14,244,000	1,605,000
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	1,217,126	–
Preferred Stock:
Industrials	69,110,785	6,744,620
Total Level 3	70,327,911	6,744,620
Total Investments	$1,814,401,703	$62,841,130

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2019. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2019 was $6,083,189 and $471,731 for Selected American Shares and Selected International Fund, respectively. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance January 1, 2019	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance September 30, 2019
Selected American Shares
Investments in Securities:
Common Stock	$1,147,942	$–	$69,184	$–	$–	$1,217,126
Preferred Stock	63,096,780	–	6,014,005	–	–	69,110,785
Total Level 3	$64,244,722	$–	$6,083,189	$–	$–	$70,327,911
Selected International Fund
Investments in Securities:
Preferred Stock	$6,272,889	$–	$471,731	$–	$–	$6,744,620
Total Level 3	$6,272,889	$–	$471,731	$–	$–	$6,744,620

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2019 (Unaudited)

            Fair Value Measurements – (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	September 30, 2019	Technique	Input(s)	Amount	an Increase in Input
Selected American Shares
Investments in Securities:
Common Stock	$1,217,126	Discounted Cash Flow	Annualized Yield	2.792%	Decrease

Preferred Stock	69,110,785	Market Approach	Transaction Price	$50.9321	Increase
Total Level 3	$70,327,911
Selected International Fund
Investments in Securities:
Preferred Stock	$5,420,958	Market Approach	Transaction Price	$50.9321	Increase

Preferred Stock	1,323,662	Market Approach	Transaction Price	$6.1629	Increase
Total Level 3	$6,744,620

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds’ investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At September 30, 2019, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Selected	Selected
	American Shares	International Fund
Cost	$1,166,947,462	$57,276,309
Unrealized appreciation	772,132,988	14,543,341
Unrealized depreciation	(124,678,747)	(8,978,520)
Net unrealized appreciation	$647,454,241	$5,564,821